SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (adopting ASC 842) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments and other current assets	$ 31,509	$ 27,640	$ 27,894
Other non-current assets	39,179	41,361	4,558
Land use rights			33,153
Accrued expenses and other liabilities	(120,244)	(120,592)	(118,924)
Other non-current liabilities	$ (138,435)	(152,565)	$ (150,837)
Restatement Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepayments and other current assets		(254)
Other non-current assets		36,803
Land use rights		(33,153)
Accrued expenses and other liabilities		(1,668)
Other non-current liabilities		$ (1,728)